Consolidated Statements of Operations and Comprehensive (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
REVENUES
Net Revenues	$ 2,414,338	$ 13,181,561	$ 6,000,000
Cost of goods sold	2,292,206	11,912,571	5,394,866
Gross Profit	122,132	1,268,990	605,134
OPERATING EXPENSE
Sales and marketing	168,421	6,661
General and administrative	8,591,751	15,529,182	2,669,834
Finance cost			804,138
Share-based compensation			391,625
Total Operating Expenses	8,760,172	15,535,843	3,865,597
LOSS FROM CONTINUING OPERATIONS	(8,638,040)	(14,266,853)	(3,260,463)
OTHER INCOME (EXPENSE)
Other income	252,408	395,668	5,103
Other expense	(114,168)	(338,310)	(4,419)
Exchange (loss) gain	(591,991)	1,143,006	(748,502)
Total Other (Expense) Income, net	(453,751)	1,200,364	(747,818)
(LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(9,091,791)	(13,066,489)	(4,008,281)
PROVISON FOR INCOME TAXES	24,988	17,549	92,816
NET (LOSS) FROM CONTINUING OPERATIONS	(9,116,779)	(13,084,038)	(4,101,097)
Net (loss) gain income from discontinued operations, net of income taxes	(3,884)	11,836,612	(12,748,636)
Loss from disposal of discontinued operations, net of income taxes	(395,914)
Total (loss) gain from discontinued operations	(399,798)	11,836,612	(12,748,636)
NET (LOSS)	(9,516,577)	(1,247,426)	(16,849,733)
Less: net (loss) income attributable to non-controlling interest	(57,793)	112,497	1,331
NET (LOSS) ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(9,458,784)	(1,359,923)	(16,851,064)
OTHER COMPREHENSIVE (LOSS)
Foreign currency translation adjustment	(238,594)	(2,198,640)	1,454,336
COMPREHENSIVE (LOSS)	(9,755,171)	(3,446,066)	(15,395,397)
Less: comprehensive income (loss) attributable to non-controlling interest	391	(261)	17
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	$ (9,755,562)	$ (3,445,805)	$ (15,395,414)
Continuing operations
Basic (in Dollars per share)	$ (0.07)	$ (0.2)	$ (0.07)
Diluted (in Dollars per share)	(0.07)	(0.2)	(0.07)
Discontinued operations
Basic (in Dollars per share)		0.18	(0.21)
Diluted (in Dollars per share)		0.18	(0.21)
Net (loss) per share
Basic (in Dollars per share)	(0.07)	(0.02)	(0.28)
Diluted (in Dollars per share)	$ (0.07)	$ (0.02)	$ (0.28)
Weighted average shares
Basic (in Shares)	141,516,777	68,598,050	59,612,152
Diluted (in Shares)	141,516,777	68,598,050	59,612,152
Sale of medical devices
REVENUES
Revenues	$ 2,416,797	$ 13,186,525	$ 6,000,000
Tax and surcharges
REVENUES
Revenues	$ (2,459)	$ (4,964)